BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
July 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 17.1%
510 Loan Acquisition Trust, Series 2020-1,
Class A, 5.11%, 09/25/60
(a)(b)
......... USD 1,390 $ 1,399,655
Ajax Mortgage Loan Trust
(b)
:
Series 2018-A, Class B, 0.00%, 04/25/58 4 3,197
Series 2019-B, Class A, 3.75%, 01/25/59
(c)
1,601 1,622,490
Series 2020-A, Class A, 2.37%, 12/25/59
(a)
2,063 2,066,282
Series 2020-A, Class B, 3.50%, 12/25/59
(a)
233 232,478
Series 2020-A, Class C, 0.00%, 12/25/59
(d)
561 351,544
Series 2020-C, Class A, 2.25%, 09/27/60
(a)
227 227,808
Series 2020-C, Class B, 5.00%, 09/27/60
(a)
150 150,195
Series 2020-C, Class C, 0.00%, 09/27/60 473 432,661
Series 2020-D, Class A, 2.25%, 06/25/60
(a)
536 540,457
Series 2020-D, Class B, 5.00%, 06/25/60
(a)
210 210,273
Series 2020-D, Class C, 0.00%, 06/25/60 496 442,224
Series 2021-E, Class B3, 3.96%, 12/25/60
(c)
382 167,912
Series 2021-E, Class XS, 0.00%, 12/25/60
(c)
6,760 200,590
Series 2021-G, Class A, 1.97%, 06/25/61
(c)(d)
2,513 2,497,029
Series 2021-G, Class B, 3.75%, 06/25/61
(c)(d)
261 259,106
Series 2021-G, Class C, 0.00%, 06/25/61
(d)
490 451,205
AJAX Mortgage Loan Trust
(b)(d)
:
Series 2021-F, Class A, 1.87%, 12/27/60
(a)
2,072 2,064,677
Series 2021-F, Class B, 3.75%, 12/27/60
(a)
216 215,741
Series 2021-F, Class C, 0.00%, 12/27/60 . 404 349,725
Bayview Financial Revolving Asset Trust,
Series 2004-B, Class A1, (LIBOR USD 1
Month + 1.00%), 1.09%, 05/28/39
(b)(c)(d)
.. 2,479 2,127,454
Bear Stearns Asset-Backed Securities I Trust
(c)
:
Series 2006-HE8, Class 1A3, (LIBOR USD
1 Month + 0.26%), 0.35%, 10/25/36 .. 1,200 1,136,600
Series 2007-HE2, Class 22A, (LIBOR USD
1 Month + 0.14%), 0.23%, 03/25/37 .. 495 475,125
BSPRT Issuer Ltd., Series 2018-FL3, Class
A, (LIBOR USD 1 Month + 1.05%), 1.14%,
03/15/28
(b)(c)
.................... 378 378,528
Carrington Mortgage Loan Trust, Series 2007-
FRE1, Class M1, (LIBOR USD 1 Month +
0.50%), 0.59%, 02/25/37
(c)
.......... 1,659 1,465,841
Countrywide Asset-Backed Certificates
(c)
:
Series 2002-BC3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.81%, 05/25/32 ... 1,735 1,736,853
Series 2006-22, Class M1, (LIBOR USD 1
Month + 0.23%), 0.32%, 05/25/47 ... 1,925 1,553,752
Series 2007-BC3, Class 1A, (LIBOR USD 1
Month + 0.18%), 0.27%, 11/25/47 ... 935 891,601
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.43%, 07/25/37
(b)(c)
1,884 1,512,040
CWABS Asset-Backed Certificates Trust, Series
2006-18, Class M1, (LIBOR USD 1 Month +
0.30%), 0.39%, 03/25/37
(c)
.......... 1,482 1,437,607
CWABS, Inc. Asset-Backed Certificates Trust
(c)
:
Series 2004-6, Class 2A4, (LIBOR USD 1
Month + 0.90%), 0.99%, 11/25/34 ... 9 8,822
Series 2004-6, Class 2A5, (LIBOR USD 1
Month + 0.78%), 0.87%, 11/25/34 ... 335 333,477
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.36%, 08/15/30
(b)(c)
......... 1,000 1,000,010
GSAA Home Equity Trust, Series 2006-5,
Class 1A1, (LIBOR USD 1 Month + 0.36%),
0.45%, 03/25/36
(c)
................ 115 51,114
GSAMP Trust, Series 2006-HE5, Class M1,
(LIBOR USD 1 Month + 0.30%), 0.39%,
08/25/36
(c)
..................... 1,824 1,650,794
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(b)(c)
..... 1,937 1,941,587
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Litigation Fee Residual Funding LLC, Series
2015-1,  4.00%, 10/30/27
(d)
.......... USD 111 $ 111,643
Long Beach Mortgage Loan Trust
(c)
:
Series 2006-1, Class 2A4, (LIBOR USD 1
Month + 0.60%), 0.69%, 02/25/36 ... 735 677,242
Series 2006-7, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.25%, 08/25/36 ... 1,824 979,162
Series 2006-10, Class 2A2, (LIBOR USD 1
Month + 0.11%), 0.20%, 11/25/36 .... 9 3,805
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A3, (LIBOR USD 1
Month + 0.30%), 0.39%, 07/25/36
(c)
.... 467 249,447
Mosaic Solar Loan Trust, Series 2019-2A,
Class A, 2.88%, 09/20/40
(b)
.......... 57 60,801
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(a)
.... 1,275 1,294,740
Progress Residential Trust
(b)
:
Series 2018-SFR3, Class G, 5.62%,
10/17/35 .................... 1,500 1,507,830
Series 2019-SFR1, Class G, 5.31%,
08/17/35 .................... 1,500 1,537,694
Series 2019-SFR2, Class G, 5.09%,
05/17/36 .................... 2,470 2,571,763
Series 2019-SFR4, Class G, 3.93%,
10/17/36 .................... 2,000 2,024,952
Series 2020-SFR3, Class G, 4.11%,
10/17/27 .................... 2,750 2,824,019
RASC Series Trust, Series 2006-EMX9, Class
1A4, (LIBOR USD 1 Month + 0.24%),
0.57%, 11/25/36
(c)
................ 1,187 1,005,680
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2007-MN1A, Class A1,
(LIBOR USD 1 Month + 0.23%), 0.32%,
01/25/37
(b)(c)
.................... 1,399 1,012,297
Towd Point Mortgage Trust, Series 2019-SJ2,
Class A2, 4.25%, 11/25/58
(b)(c)
........ 1,618 1,620,681
Tricon American Homes, Series 2020-SFR1,
Class F, 4.88%, 07/17/38
(b)
.......... 1,050 1,119,193
Total Asset-Backed Securities — 17.1%
(Cost: $47,815,203) .............................. 50,187,403
Corporate Bonds — 0.4%
Insurance — 0.4%
Sitka Holdings LLC, (LIBOR USD 3 Month +
4.50%), 4.64%, 07/06/26
(b)(c)
......... 1,195 1,202,210
Total Corporate Bonds — 0.4%
(Cost: $1,183,050) .............................. 1,202,210
Non-Agency Mortgage-Backed Securities — 34.5%
Collateralized Mortgage Obligations — 16.8%
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.00%,
07/25/19 .................... 1 809
Series 2006-45T1, Class 2A7, (LIBOR USD
1 Month + 0.34%), 0.43%, 02/25/37
(c)
. 1,682 759,445
Series 2006-OC11, Class 2A2A, (LIBOR
USD 1 Month + 0.34%), 0.43%,
01/25/37
(c)
................... 2 1,780
Banc of America Mortgage Trust, Series 2005-I,
Class 2A5, 2.93%, 10/25/35
(c)
........ 110 111,925
BCAP LLC Trust, Series 2012-RR3, Class 3A8,
2.92%, 07/26/37
(b)(c)
............... 1,886 1,806,810

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Bear Stearns ALT-A Trust, Series 2007-1,
Class 1A1, (LIBOR USD 1 Month + 0.32%),
0.41%, 01/25/47
(c)
................ USD 805 $ 748,117
CFMT LLC, Series 2020-HB4, Class M4,
4.95%, 12/26/30
(b)(c)
............... 900 902,080
ChaseFlex Trust, Series 2007-1, Class 2A7,
6.00%, 02/25/37 ................. 2,000 1,145,093
CHL Mortgage Pass-Through Trust, Series
2005-17, Class 1A6, 5.50%, 09/25/35 ... 38 38,707
Citigroup Mortgage Loan Trust, Series 2015-A,
Class B4, 4.50%, 06/25/58
(b)(c)
........ 2,152 2,185,273
CitiMortgage Alternative Loan Trust, Series
2007-A5, Class 1A6, 6.00%, 05/25/37 ... 752 760,677
Credit Suisse Mortgage Capital Certificates,
Series 2010-6R, Class 2A6B, 6.25%,
07/26/37
(b)
..................... 1,055 1,141,980
Federal Home Loan Mortgage Corp. STACR
REMIC Trust Variable Rate Notes, Series
2020-DNA5, Class B1, (SOFR30A + 4.80%),
4.85%, 10/25/50
(b)(c)
............... 2,500 2,665,620
Federal Home Loan Mortgage Corp. STACR
Trust Variable Rate Notes, Series 2020-
DNA4, Class B1, (LIBOR USD 1 Month +
6.00%), 6.09%, 08/25/50
(b)(c)
......... 1,000 1,066,242
GSR Mortgage Loan Trust, Series 2006-9F,
Class 3A1, 6.25%, 10/25/36 ......... 804 810,150
Homeward Opportunities Fund I Trust
(b)(c)
:
Series 2019-2, Class B1, 4.09%, 09/25/59 2,477 2,553,559
Series 2020-2, Class B1, 5.45%, 05/25/65 1,985 2,098,656
Series 2020-2, Class M1, 3.90%, 05/25/65 2,625 2,752,329
IndyMac INDX Mortgage Loan Trust, Series
2006-AR15, Class A1, (LIBOR USD 1 Month
+ 0.24%), 0.33%, 07/25/36
(c)
......... 804 763,045
Lehman XS Trust, Series 2007-16N, Class AF2,
(LIBOR USD 1 Month + 0.95%), 1.04%,
09/25/47
(c)
..................... 1,671 1,755,608
New Residential Mortgage Loan Trust, Series
2020-RPL1, Class B3, 3.90%, 11/25/59
(b)(c)
2,500 2,319,036
Provident Funding Mortgage Warehouse
Securitization Trust, Series 2021-1, Class
F, (LIBOR USD 1 Month + 4.50%), 4.59%,
02/25/55
(b)(c)
.................... 2,000 1,983,798
RALI Trust, Series 2007-QS1, Class 1A5,
(LIBOR USD 1 Month + 0.55%), 0.64%,
01/25/37
(c)
..................... 1,390 1,024,766
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (LIBOR USD 1 Month +
0.40%), 0.49%, 09/25/35
(b)(c)
......... 230 204,688
Residential Asset Securitization Trust
(c)
:
Series 2006-A7CB, Class 2A2, (LIBOR USD
1 Month + 0.55%), 0.64%, 07/25/36 .. 2,588 277,545
Series 2006-A7CB, Class 2A5, (LIBOR USD
1 Month + 0.25%), 0.34%, 07/25/36 .. 565 49,978
Series 2006-A7CB, Class 2A6, (LIBOR USD
1 Month + 54.00%), 53.29%, 07/25/36 454 1,080,691
RFMSI Trust, Series 2007-SA2, Class 3A,
4.96%, 04/25/37
(c)
................ 4,009 1,490,749
RMF Buyout Issuance Trust, Series 2020-1,
Class M4, 4.19%, 02/25/30
(b)(c)(d)
....... 1,600 1,567,824
Seasoned Credit Risk Transfer Trust:
Series 2018-3, Class MA, 3.50%, 08/25/57
(c)
447 471,061
Series 2018-4, Class MA, 3.50%, 03/25/58 720 760,472
Seasoned Loans Structured Transaction Trust
(b)
(c)
:
Series 2020-2, Class M1, 4.75%, 09/25/60 3,000 3,150,633
Series 2020-3, Class M1, 4.75%, 04/26/60
(d)
2,500 2,527,000
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Spruce Hill Mortgage Loan Trust, Series 2020-
SH2, Class B1, 5.00%, 06/25/55
(b)(c)(d)
... USD 2,764 $ 2,885,063
TVC Mortgage Trust, Series 2020-RTL1, Class
A1, 3.47%, 09/25/24
(b)
............. 1,500 1,510,276
Verus Securitization Trust, Series 2020-INV1,
Class B1, 5.75%, 03/25/60
(b)(c)
........ 1,100 1,153,836
WaMu Mortgage Pass-Through Certificates
Trust, Series 2007-OA5, Class 2A, (Cost of
Funds for the 11th District of San Francisco
+ 1.25%), 1.56%, 06/25/47
(c)
......... 2,305 2,049,779
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust:
Series 2006-2, Class 2CB, 6.50%, 03/25/36 888 711,596
Series 2007-5, Class A3, 7.00%, 06/25/37 248 188,815
49,475,511
Commercial Mortgage-Backed Securities — 16.4%
1211 Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%, 08/10/35
(b)
370 406,378
225 Liberty Street Trust, Series 2016-225L,
Class E, 4.65%, 02/10/36
(b)(c)
......... 151 159,257
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.21%, 09/15/34
(b)(c)
......... 560 555,777
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (LIBOR USD 1 Month + 3.10%), 3.19%,
04/15/34
(b)(c)
.................... 276 277,556
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.19%, 04/15/35
(b)(c)
............... 280 278,951
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class E, (LIBOR USD 1 Month + 3.05%),
3.14%, 12/15/36
(b)(c)
............... 815 794,085
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.79%, 09/15/34
(b)(c)
... 160 159,847
BANK, Series 2021-BN35, Class A5, 1.00%,
07/15/31
(c)
..................... 730 751,877
Bayview Commercial Asset Trust
(b)(c)
:
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.30%), 0.39%, 10/25/36 ... 1,174 1,128,308
Series 2006-4A, Class A1, (LIBOR USD 1
Month + 0.35%), 0.43%, 12/25/36 ... 890 857,462
BBCMS Mortgage Trust, Series 2020-C7, Class
D, 3.60%, 04/15/53
(b)(c)
............. 500 499,427
Benchmark Mortgage Trust:
Series 2020-B16, Class C, 3.54%,
02/15/53
(c)
................... 159 168,912
Series 2020-B16, Class D, 2.50%,
02/15/53
(b)
................... 46 41,120
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 3.79%, 10/15/35
(b)(c)
685 690,561
BHMS, Series 2018-ATLS, Class C, (LIBOR
USD 1 Month + 1.90%), 1.99%, 07/15/35
(b)(c)
269 269,079
BX Commercial Mortgage Trust
(b)(c)
:
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.09%, 11/15/35 ... 718 719,075
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.54%, 10/15/36 ... 1,251 1,254,278
Series 2020-BXLP, Class A, (LIBOR USD 1
Month + 0.80%), 0.89%, 12/15/36 ... 583 583,588
Series 2020-BXLP, Class F, (LIBOR USD 1
Month + 2.00%), 2.09%, 12/15/36 ... 526 526,685
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.69%, 11/15/32 ... 688 690,703

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-MC, Class F, (LIBOR USD 1
Month + 2.35%), 2.44%, 04/15/34 ... USD 275 $ 267,970
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 2.89%, 06/15/38 ... 250 251,866
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 3.84%, 06/15/38 ... 120 120,643
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 2.90%, 05/15/38 ... 275 275,344
BX Trust
(b)
:
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 1,410 1,543,675
Series 2019-OC11, Class E, 4.08%,
12/09/41
(c)
................... 123 131,234
Series 2021-VIEW, Class D, (LIBOR USD 1
Month + 2.90%), 2.99%, 06/15/23
(c)
.. 275 275,000
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
..................... 336 346,910
Citigroup Commercial Mortgage Trust, Series
2019-PRM, Class E, 4.73%, 05/10/36
(b)(c)
. 100 103,033
CityLine Commercial Mortgage Trust, Series
2016-CLNE, Class A, 2.78%, 11/10/31
(b)(c)
400 414,031
Commercial Mortgage Trust:
Series 2014-UBS2, Class A5, 3.96%,
03/10/47 .................... 345 371,057
Series 2015-CR25, Class A3, 3.51%,
08/10/48 .................... 587 625,998
Series 2015-CR25, Class C, 4.53%,
08/10/48
(c)
................... 255 275,247
Series 2017-PANW, Class A, 3.24%,
10/10/29
(b)
................... 1,580 1,648,321
Credit Suisse Mortgage Capital Certificates
(b)(c)
:
Series 2019-ICE4, Class E, (LIBOR USD 1
Month + 2.15%), 2.24%, 05/15/36 ... 280 280,877
Series 2020-FACT, Class F, (LIBOR USD 1
Month + 6.16%), 6.25%, 10/15/37 ... 600 613,975
Series 2020-NET, Class E, 3.70%, 08/15/37 750 782,328
Series 2021-980M, Class E, 1.00%,
07/15/26 .................... 730 701,105
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class A4, 4.42%,
11/15/51
(c)
................... 600 702,579
Series 2019-C16, Class C, 4.24%,
06/15/52
(c)
................... 511 540,506
Series 2019-C17, Class C, 3.93%, 09/15/52 392 422,914
Series 2020-C19, Class B, 3.48%,
03/15/53
(c)
................... 365 399,554
DBGS Mortgage Trust, Series 2018-BIOD,
Class G, (LIBOR USD 1 Month + 2.50%),
2.59%, 05/15/35
(b)(c)
............... 279 279,538
Extended Stay America Trust, Series 2021-
ESH, Class F, (LIBOR USD 1 Month +
3.70%), 3.79%, 07/15/38
(b)(c)
......... 530 535,479
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
..... 335 382,890
GS Mortgage Securities Trust, Series 2015-
GC32, Class D, 3.35%, 07/10/48 ...... 34 32,973
GSCG Trust, Series 2019-600C, Class F,
3.99%, 09/06/34
(b)(c)
............... 300 295,385
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 1.24%,
05/15/38
(b)(c)
.................... 250 250,542
Hilton USA Trust, Series 2016-HHV, Class C,
4.19%, 11/05/38
(b)(c)
............... 519 569,510
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(b)(c)
.... 208 221,542
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
IMT Trust, Series 2017-APTS, Class BFX,
3.50%, 06/15/34
(b)(c)
............... USD 1,250 $ 1,319,001
JPMorgan Chase Commercial Mortgage
Securities Corp.
(b)
:
Series 2017-FL10, Class E, (LIBOR USD 1
Month + 3.90%), 3.99%, 06/15/32
(c)
.. 275 273,931
Series 2018-AON, Class A, 4.13%, 07/05/31 610 646,224
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)(c)
:
Series 2016-NINE, Class A, 2.85%,
09/06/38 .................... 640 688,870
Series 2020-MKST, Class E, (LIBOR USD 1
Month + 2.25%), 2.34%, 12/15/36 ... 214 208,314
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 2.44%,
03/15/38
(b)(c)
.................... 267 267,834
MFT Trust
(b)(c)
:
Series 2020-ABC, Class C, 3.48%, 02/10/42 292 296,046
Series 2020-ABC, Class D, 3.48%, 02/10/42 170 166,459
MHC Commercial Mortgage Trust
(b)(c)
:
Series 2021-MHC, Class A, (LIBOR USD 1
Month + 0.80%), 0.89%, 04/15/38 ... 166 166,312
Series 2021-MHC, Class F, (LIBOR USD 1
Month + 2.60%), 2.69%, 04/15/38 ... 266 267,832
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 4.05%, 07/15/38
(b)(c)
.. 280 281,144
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class A5, 3.53%,
10/15/48 ...................... 1,103 1,203,537
Morgan Stanley Capital I Trust:
Series 2014-150E, Class A, 3.91%,
09/09/32
(b)
................... 595 639,344
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.04%, 11/15/34
(b)(c)
. 675 675,213
Series 2017-HR2, Class D, 2.73%,
12/15/50
(d)
................... 555 471,750
Series 2018-H4, Class A4, 4.31%, 12/15/51 1,824 2,118,740
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 0.99%, 07/15/35
(b)(c)
. 595 595,358
Series 2020-L4, Class D, 2.50%, 02/15/53
(b)
116 108,320
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 1.04%, 06/15/35
(b)(c)
... 176 173,428
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
.............. 1,072 1,126,873
PKHL Commercial Mortgage Trust, Series
2021-MF, Class NR, (LIBOR USD 1 Month +
6.00%), 6.10%, 07/15/38
(b)(c)
......... 300 300,649
STWD Trust, Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%), 3.77%,
07/15/23
(b)(c)
.................... 280 279,665
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class D, 5.04%, 08/10/49
(b)
(c)
........................... 700 716,028
USDC, Series 2018, Class E, 4.49%,
05/13/38
(b)(c)
.................... 335 292,082
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(b)(c)
.................... 825 826,475
Velocity Commercial Capital Loan Trust
(b)(c)
:
Series 2019-3, Class M4, 3.68%, 10/25/49 1,898 1,889,651
Series 2020-1, Class M4, 3.54%, 02/25/50 994 987,493
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS4, Class B, 4.22%,
12/15/48
(c)
................... 650 707,532
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(c)
................... 625 698,797

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-NXS5, Class C, 4.98%,
01/15/59
(c)
................... USD 238 $ 264,858
Series 2018-1745, Class A, 3.75%,
06/15/36
(b)(c)
.................. 1,990 2,235,029
Series 2019-C52, Class C, 3.56%, 08/15/52 520 553,606
Series 2021-C59, Class A5, 2.63%,
04/15/54 .................... 500 532,168
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class A4, 3.41%,
08/15/47 .................... 619 652,564
Series 2014-C22, Class C, 3.76%,
09/15/57
(c)
................... 63 66,013
Series 2014-LC14, Class A4, 3.77%,
03/15/47 .................... 865 915,574
48,087,666
Interest Only Collateralized Mortgage Obligations — 0.5%
(c)
Alternative Loan Trust, Series 2006-45T1,
Class 2A8, (LIBOR USD 1 Month + 6.60%),
6.51%, 02/25/37 ................. 841 276,223
GSR Mortgage Loan Trust, Series 2007-3F,
Class 4A2, (LIBOR USD 1 Month + 6.70%),
6.61%, 05/25/37 ................. 4,547 1,134,005
1,410,228
Interest Only Commercial Mortgage-Backed Securities — 0.8%
(c)
BANK, Series 2017-BNK9, Class XA, 0.80%,
11/15/54
(d)
..................... 4,261 171,296
BBCMS Mortgage Trust:
Series 2020-C7, Class XA, 1.63%, 04/15/53 3,024 318,880
Series 2020-C7, Class XB, 0.99%, 04/15/53 1,000 82,526
Benchmark Mortgage Trust, Series 2020-B17,
Class XB, (LIBOR USD 1 Month + 0.00%),
0.53%, 03/15/53 ................. 15,395 585,626
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.83%, 11/10/42
(b)
.. 3,975 256,987
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class XA, 0.56%,
11/15/51 .................... 1,289 42,066
Series 2019-C16, Class XA, 1.56%,
06/15/52 .................... 3,947 393,393
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.48%, 10/15/52 ...... 3,281 313,757
Wells Fargo Commercial Mortgage Trust,
Series 2017-C41, Class XA, 1.20%,
11/15/50 ....................... 3,778 222,898
2,387,429
Total Non-Agency Mortgage-Backed Securities — 34.5%
(Cost: $98,431,128) .............................. 101,360,834
U.S. Government Sponsored Agency Securities — 86.7%
Collateralized Mortgage Obligations — 1.8%
Federal Home Loan Mortgage Corp.:
Series 4161, Class BW, 2.50%, 02/15/43 . 200 214,682
Series 4398, Class ZX, 4.00%, 09/15/54 . 327 387,851
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Variable Rate
Notes, Series 2020-HQA5, Class B1,
(SOFR30A + 4.00%), 4.05%, 11/25/50
(b)(c)
1,000 1,050,629
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2411, Class FJ, (LIBOR
USD 1 Month + 0.35%), 0.44%, 12/15/29
(c)
3 3,187
Federal National Mortgage Association:
Series 2010-134, Class KZ, 4.50%, 12/25/40 261 277,592
Series 2010-141, Class LZ, 4.50%, 12/25/40 388 412,213
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2011-8, Class ZA, 4.00%, 02/25/41 USD 499 $ 537,852
Series 2011-131, Class LZ, 4.50%, 12/25/41 224 238,783
Series 2012-107, Class QZ,
3.50%, 10/25/42 ............... 409 454,879
Series 2018-21, Class CA, 3.50%, 04/25/45 321 328,541
Federal National Mortgage Association
Variable Rate Notes, Series 2018-32,
Class PS, (LIBOR USD 1 Month + 7.23%),
7.13%, 05/25/48
(c)
................ 263 297,276
Government National Mortgage Association:
Series 2016-123, Class LM,
3.00%, 09/20/46
(d)
.............. 200 215,649
Series 2019-5, Class P, 3.50%, 07/20/48 . 334 353,947
Series 2019-29, Class HY, 3.50%, 03/20/49 100 114,661
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.78%, 07/20/39
(c)
............. 271 317,210
5,204,952
Commercial Mortgage-Backed Securities — 1.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series W5FX, Class
AFX, 3.21%, 04/25/28
(c)
............ 559 629,055
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(c)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ............... 819 878,941
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ............... 578 619,068
Series 2020-K737, Class B,
3.30%, 01/25/53
(b)
.............. 333 358,261
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2019-M1, Class
A2, 3.55%, 09/25/28
(c)
............. 437 503,115
Government National Mortgage Association,
Series 2019-53, Class V, 2.75%, 08/16/31 211 222,927
3,211,367
Interest Only Collateralized Mortgage Obligations — 1.3%
Federal Home Loan Mortgage Corp.:
Series 4062, Class GI, 4.00%, 02/15/41 . 193 14,387
Series 4533, Class JI, 5.00%, 12/15/45 .. 197 38,842
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(c)
:
Series 4119, Class SC, (LIBOR USD 1
Month + 6.15%), 6.06%, 10/15/42 ... 1,014 190,770
Series 4901, Class CS, (LIBOR USD 1
Month + 6.10%), 6.01%, 07/25/49 ... 733 132,217
Series 4941, Class SH, (LIBOR USD 1
Month + 5.95%), 5.86%, 12/25/49 ... 772 130,788
Federal National Mortgage Association:
Series 2013-10, Class PI, 3.00%, 02/25/43 660 59,438
Series 2014-68, Class YI, 4.50%, 11/25/44 310 53,700
Series 2015-74, Class IA, 6.00%, 10/25/45
(d)
1,374 307,762
Series 2015-77, 6.00%, 10/25/45
(d)
..... 1,624 413,127
Series 2017-68, Class IE, 4.50%, 09/25/47 977 145,677
Series 2021-41, 3.50%, 07/25/51 ...... 1,073 156,144
Federal National Mortgage Association Variable
Rate Notes
(c)
:
Series 2016-60, Class SD, (LIBOR USD 1
Month + 6.10%), 6.01%, 09/25/46 ... 1,459 256,086
Series 2016-78, Class CS, (LIBOR USD 1
Month + 6.10%), 6.01%, 05/25/39 ... 1,878 333,382
Series 2017-70, Class SA, (LIBOR USD 1
Month + 6.15%), 6.06%, 09/25/47 ... 917 199,072

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2019-5, Class SA, (LIBOR USD 1
Month + 6.10%), 6.01%, 03/25/49 ... USD 1,136 $ 216,358
Series 2019-25, Class SA, (LIBOR USD 1
Month + 6.05%), 5.96%, 06/25/49 ... 4,382 844,313
Series 2019-35, Class SA, (LIBOR USD 1
Month + 6.10%), 6.01%, 07/25/49 ... 554 103,241
Government National Mortgage Association:
Series 2017-139, Class IB, 4.50%, 09/20/47 798 123,222
Series 2017-144, Class DI, 4.50%, 09/20/47 574 90,727
Government National Mortgage Association
Variable Rate Notes, Series 2017-101,
Class SL, (LIBOR USD 1 Month + 6.20%),
6.12%, 07/20/47
(c)
................ 648 133,032
3,942,285
Interest Only Commercial Mortgage-Backed Securities — 0.9%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(b)
55,266 3,742
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(c)
:
Series K110, Class X1, 1.70%, 04/25/30 . 5,339 681,198
Series K722, Class X1, 1.31%, 03/25/23 . 3,434 50,349
Government National Mortgage Association
Variable Rate Notes
(c)
:
Series 2013-63, 0.76%, 09/16/51 ...... 11,432 322,492
Series 2016-45, 0.89%, 02/16/58 ...... 2,717 133,489
Series 2016-151, 1.01%, 06/16/58 ..... 15,794 905,643
Series 2017-53, 0.54%, 11/16/56 ...... 4,432 180,205
Series 2017-64, 0.75%, 11/16/57 ...... 3,262 173,687
Series 2020-43, 1.27%, 11/16/61 ...... 2,751 244,412
2,695,217
Mortgage-Backed Securities — 81.6%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31 .......... 935 988,044
3.00%, 09/01/27 - 12/01/46 .......... 1,319 1,412,130
3.50%, 12/01/41 - 01/01/48 .......... 1,631 1,800,433
4.00%, 08/01/40 - 12/01/45 .......... 549 603,827
4.50%, 07/01/26 - 09/01/48 .......... 772 854,810
5.00%, 05/01/35 - 02/01/42 .......... 914 1,034,213
5.50%, 02/01/35 - 06/01/41 .......... 497 577,678
6.00%, 08/01/28 - 11/01/39 .......... 23 26,786
Federal National Mortgage Association:
3.50%, 11/01/46 ................. 531 575,168
4.00%, 01/01/41 ................. 45 49,958
6.00%, 07/01/39 ................. 388 448,193
Federal National Mortgage Association Variable
Rate Notes
(c)
:
3.09%, 09/01/27 ................. 185 204,278
3.16%, 03/01/27 ................. 658 727,969
Government National Mortgage Association:
2.00%, 08/15/51
(e)
................ 6,234 6,384,736
2.50%, 08/15/51
(e)
................ 6,023 6,261,802
3.00%, 02/15/45 ................. 146 154,491
3.00%, 08/15/51
(e)
................ 27,156 28,417,307
3.50%, 01/15/42 - 10/20/46 .......... 1,285 1,381,460
3.50%, 08/15/51
(e)
................ 3,950 4,147,754
4.00%, 04/20/39 - 01/15/48 .......... 1,781 1,945,014
4.00%, 08/15/51
(e)
................ 743 785,805
4.50%, 09/20/39 - 04/20/47 .......... 2,390 2,654,433
5.00%, 12/15/34 - 07/20/44 .......... 1,550 1,766,069
5.50%, 07/15/38 - 12/20/41 .......... 529 618,001
6.50%, 10/15/38 - 02/20/41 .......... 196 229,670
Uniform Mortgage-Backed Securities:
1.50%, 08/25/36
(e)
................ 3,074 3,132,718
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.00%, 10/01/31 - 03/01/32 .......... USD 729 $ 759,001
2.00%, 08/25/36 - 09/25/51
(e)
......... 33,733 34,467,729
2.50%, 04/01/30 - 03/01/32 .......... 1,505 1,589,199
2.50%, 08/25/36 - 08/25/51
(e)
......... 82,197 85,632,203
3.00%, 04/01/28 - 08/01/50 .......... 4,273 4,560,095
3.00%, 08/25/36 - 08/25/51
(e)
......... 6,357 6,664,008
3.50%, 11/01/27 - 08/01/49 .......... 16,242 17,428,190
3.50%, 08/25/36 - 09/25/51
(e)
......... 3,067 3,244,660
4.00%, 08/01/31 - 05/01/49 .......... 2,912 3,198,736
4.00%, 08/25/51
(e)
................ 8,064 8,617,088
4.50%, 07/01/24 - 07/01/48 .......... 2,661 2,955,558
4.50%, 08/25/51
(e)
................ 320 344,862
5.00%, 01/01/23 - 06/01/39 .......... 1,541 1,739,893
5.50%, 06/01/24 - 03/01/40 .......... 721 833,684
6.00%, 12/01/32 - 09/01/40 .......... 529 623,172
6.50%, 09/01/36 - 05/01/40 .......... 144 169,722
240,010,547
Total U.S. Government Sponsored Agency Securities — 86.7%
(Cost: $253,023,121) ............................. 255,064,368
Total Long-Term Investments — 138.7%
(Cost: $400,452,502) ............................. 407,814,815
Shares
Shares
Short-Term Securities — 23.2%
Money Market Funds — 0.7%
Dreyfus Treasury Prime Cash Management
Institutional Shares, 0.01%
(f)
......... 1,927,325 1,927,325
Total Money Market Funds — 0.7%
(Cost: $1,927,325) .............................. 1,927,325
Par (000)
Pa r (000)
U.S. Treasury Obligations — 22.5%
U.S. Treasury Bills
(g)
:
0.03%, 10/28/21 ................. 24 23,997
0.05%, 11/16/21 ................. 108 107,986
0.03%, 12/09/21 ................. 2,746 2,745,483
0.05%, 12/16/21 ................. 2,526 2,525,499
0.05%, 12/23/21 ................. 4,352 4,351,092
0.04%, 12/30/21 ................. 10,455 10,452,604
0.05%, 01/06/22 ................. 22,325 22,319,646
0.05%, 01/13/22 ................. 8,478 8,475,972
0.05%, 01/20/22 ................. 12,292 12,288,789
0.05%, 01/27/22 ................. 2,927 2,926,168
Total U.S. Treasury Obligations — 22.5%
(Cost: $66,220,193) .............................. 66,217,236
Total Short-Term Securities — 23.2%
(Cost: $68,147,518) .............................. 68,144,561
Total Options Purchased — 0.0%
(Cost: $184,498) ................................ 65,505
Total Investments Before Options Written and TBA Sale
Commitments — 161.9%
(Cost: $468,784,518 ) ............................. 476,024,881
Total Options Written — (0.3)%
(Premium Received — $787,488) .................... (862,310)

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2021
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments — (24.6)%
(e)
Mortgage-Backed Securities — (24.6)%
Government National Mortgage Association:
4.50% ,  08/15/51 ................. USD 1,010 $ (1,073,599)
5.00% ,  08/15/51 ................. 846 (909,450)
Uniform Mortgage-Backed Securities:
3.50% ,  08/25/36 - 08/25/51 .......... 8,638 (9,155,746)
2.00% ,  08/25/51 - 09/25/51 .......... 24,898 (25,385,161)
3.00% ,  08/25/51 - 09/25/51 .......... 15,754 (16,493,257)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.00% ,  08/25/51 ................. USD 4,000 $ (4,274,349)
4.50% ,  08/25/51 ................. 607 (654,161)
5.00% ,  08/25/51 ................. 367 (401,578)
2.50% ,  09/25/51 ................. 13,400 (13,929,195)
Total TBA Sale Commitments — (24.6)%
(Proceeds: $71,986,297) .......................... (72,276,496)
Total Investments Net of Options Written and TBA Sale
Commitments — 137.0%
(Cost: $396,010,733 ) ............................. 402,886,075
Liabilities in Excess of Other Assets — (37.0)% ........... (108,875,063)
Net Assets — 100.0% .............................. $ 294,011,012
(a)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Represents or includes a TBA transaction.
(f)
Annualized 7-day yield as of period end.
(g)
Rates are discount rates or a range of discount rates as of period end.

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 281 09/21/21 $ 37,803 $ 417,999
U.S. Treasury Long Bond .................................................... 79 09/21/21 13,033 625,344
U.S. Treasury Ultra Bond .................................................... 35 09/21/21 6,989 244,651
U.S. Treasury 2 Year Note .................................................... 159 09/30/21 35,086 (2,037)
1,285,957
Short Contracts
90-day Eurodollar ......................................................... 5 09/13/21 1,248 (946)
U.S. Treasury 10 Year Ultra Note ............................................... 12 09/21/21 1,805 (61,707)
U.S. Treasury 5 Year Note .................................................... 445 09/30/21 55,396 (352,921)
90-day Eurodollar ......................................................... 5 12/13/21 1,248 (2,494)
90-day Eurodollar ......................................................... 5 03/14/22 1,248 (1,619)
90-day Eurodollar ......................................................... 2 06/13/22 499 (453)
90-day Eurodollar ......................................................... 2 09/19/22 499 97
90-day Eurodollar ......................................................... 2 12/19/22 498 (278)
90-day Eurodollar ......................................................... 2 03/13/23 498 (278)
(420,599)
$ 865,358
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 02/22/22 2.25 % USD 4,900 $ 12,938
10-Year Interest Rate Swap
(a)
2.15% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 12/12/22 2.15 USD 4,400 52,567
$ 65,505
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 5 Year Note ....................... 31 08/27/21 USD 124.00 USD 3,100 $ (19,375)
U.S. Treasury 5 Year Note ....................... 71 08/27/21 USD 123.75 USD 7,100 (58,242)
$ (77,617)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/02/22 1.75 % USD 1,000 $ (45,972)
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 04/20/22 1.84 USD 5,300 (276,719)
10-Year Interest Rate Swap
(a)
1.99% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/28/22 1.99 USD 5,400 (330,867)
(653,558)

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
July 31, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Deutsche Bank AG 03/02/22 1.75 % USD 1,000 $ (8,627)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Barclays Bank plc 04/20/22 1.84 USD 5,300 (48,863)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.99% Semi-Annual Deutsche Bank AG 10/28/22 1.99 USD 5,400 (73,645)
(131,135)
$ (784,693)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.65% Semi-Annual 3 month LIBOR Quarterly 08/15/21 USD 900 $ (7,079) $ — $ (7,079)
1.68% Semi-Annual 3 month LIBOR Quarterly 06/24/22 USD 5,000 (76,515) — (76,515)
1.72% Semi-Annual 3 month LIBOR Quarterly 06/26/22 USD 1,300 (20,300) — (20,300)
1.84% Semi-Annual 3 month LIBOR Quarterly 07/18/22 USD 1,900 (32,020) — (32,020)
3 month LIBOR Quarterly 1.62% Semi-Annual 07/21/22 USD 6,200 90,926 — 90,926
3 month LIBOR Quarterly 1.63% Semi-Annual 07/21/22 USD 3,500 51,749 — 51,749
1.81% Semi-Annual 3 month LIBOR Quarterly 07/25/22 USD 1,400 (23,154) — (23,154)
1.78% Semi-Annual 3 month LIBOR Quarterly 07/26/22 USD 3,000 (48,987) — (48,987)
3 month LIBOR Quarterly 1.60% Semi-Annual 08/04/22 USD 5,900 129,656 — 129,656
1.53% Semi-Annual 3 month LIBOR Quarterly 08/08/22 USD 4,000 (83,959) — (83,959)
3 month LIBOR Quarterly 1.42% Semi-Annual 09/10/22 USD 1,700 33,086 — 33,086
0.05% Quarterly 1 day Fed Funds Quarterly 10/21/22 USD 133 80 — 80
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 133 (24) — (24)
0.18% Quarterly 1 day Fed Funds Quarterly 10/21/25 USD 159 2,252 — 2,252
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 159 (2,022) — (2,022)
1.03% Semi-Annual 3 month LIBOR Quarterly 06/04/26 USD 4,200 (56,745) — (56,745)
3 month LIBOR Quarterly 0.89% Semi-Annual 06/04/26 USD 4,200 28,032 — 28,032
2.85% Semi-Annual 3 month LIBOR Quarterly 12/21/28 USD 1,000 (131,097) — (131,097)
1.61% Semi-Annual 3 month LIBOR Quarterly 10/01/29 USD 2,000 (83,496) — (83,496)
0.56% Quarterly 1 day Fed Funds Quarterly 10/21/30 USD 47 1,914 — 1,914
1 day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 47 (1,780) — (1,780)
$ (229,483) $ — $ (229,483)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ......... 3.00 % Monthly JPMorgan Securities LLC 09/17/58 USD 3,100 $ 251,171 $ 307,969 $ (56,798)
$ – $ – $ –

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
July 31, 2021
i
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.A ........ 2.00 % Monthly
Goldman Sachs
International 09/17/58 NR USD 275 $ (229) $ (5,133) $ 4,904
CMBX.NA.9.A ........ 2.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 275 (229) (5,213) 4,984
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 3,100 (251,172) (337,068) 85,896
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 1,790 (145,032) (76,952) (68,080)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 935 (75,757) (241,799) 166,042
$ (472,419) $ (666,165) $ 193,746
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.07%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05
3 month LIBOR ....................................... London Interbank Offered Rate 0.12
Glossary of Terms Used in this Report
Currency Abbreviations
USD United States Dollar
Portfolio Abbreviations
CWABS Countrywide Asset-Backed Certificates
LIBOR London Interbank Offered Rate
OTC Over-the-counter
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 41,759,279 $ 8,428,124 $ 50,187,403
Corporate Bonds ........................................ — 1,202,210 — 1,202,210
Non-Agency Mortgage-Backed Securities ........................ — 93,737,901 7,622,933 101,360,834
U.S. Government Sponsored Agency Securities .................... — 254,127,830 936,538 255,064,368
Short-Term Securities:
Money Market Funds ...................................... 1,927,325 — — 1,927,325
U.S. Treasury Obligations ................................... — 66,217,236 — 66,217,236
Options Purchased:
Interest rate contracts ...................................... — 65,505 — 65,505
Liabilities:
Investments:
TBA Sale Commitments .................................... — (72,276,496) — (72,276,496)
$ 1,927,325 $ 384,833,465 $ 16,987,595 $ 403,748,385
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 261,826 $ — $ 261,826
Interest rate contracts ....................................... 1,288,091 337,695 — 1,625,786
Liabilities:
Credit contracts ........................................... — (124,878) — (124,878)
Interest rate contracts ....................................... (500,350) (1,351,871) — (1,852,221)
$ 787,741 $ (877,228) $ — $ (89,487)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
July 31, 2021
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Non-Agency
Mortgage-
Backed
Securities
U.S.
Government
Sponsored
Agency
Securities Total
Investments:
Assets:
Opening balance, as of April 30, 2021 ............................................................... $ 2,636,938 $ 8,239,498 $ 970,958 $ 11,847,394
Transfers into level 3
(a)
........................................................................ 2,468,156 — — 2,468,156
Transfers out of level 3
(b)
....................................................................... (2,134,921) (885,731) — (3,020,652)
Accrued discounts/premiums ..................................................................... 5,185 (7,791) (44,076) (46,682)
Net realized gain ............................................................................ 19,019 — — 19,019
Net change in unrealized appreciation (depreciation)
(c)
.................................................... (202,758) 276,957 9,656 83,855
Purchases ................................................................................. 5,840,284 — — 5,840,284
Sales .................................................................................... (203,779) — — (203,779)
Closing balance, as of July 31, 2021 ................................................................
$ 8,428,124 $ 7,622,933 $ 936,538 $ 16,987,595
Net change in unrealized appreciation (depreciation) on investments still held a t July 31, 2021
(c)
.........................
$ (202,758) $ 276,957 $ 9,656 $ 83,855
(a)
As of April 30, 2021, the Fund used observable inputs in determining the value of certain investments. As of July 31, 2021, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of April 30, 2021, the Fund used significant unobservable inputs in determining the value of certain investments. As of July 31, 2021, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.